Employee stock incentive plans	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Employee stock incentive plans

29. Employee stock incentive plans

The stock compensation expense recognized for employee services received during the years ended March 31, 2023, 2024 and 2025, were ₹ 3,958, ₹ 5,590, and ₹ 5,542, respectively.

Wipro Equity Reward Trust (“WERT”)

In 1984, the Company established a controlled trust called WERT. In the earlier years, WERT purchased shares of the Company out of funds borrowed from the Company. The Company’s Nomination and Remuneration Committee recommends to WERT certain officers and key employees, to whom WERT issues shares from its holdings at nominal price subject to vesting conditions. WERT held 9,895,836, 5,952,740 and 11,905,480 treasury shares as at March 31, 2023, 2024 and 2025, respectively.

Wipro Employee Restricted Stock Unit Option Plans

A summary of the general terms of grants under restricted stock unit option plans are as follows:

Name of Plan	Number of options reserved under the plan	Range of exercise price
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) (1) (2) (3)	174,595,958	U.S.$ 0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) (1) (2) (3)	96,595,958	₹ 2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) (1) (2) (3)	67,663,302	₹ 2
Wipro Limited Employee Stock Options, Performance Stock Unit and/or Restricted Stock Unit Scheme 2024 (Wipro 2024 Scheme) (1) (2) (4)	400,000,000	U.S.$ 0.03/₹ 2

(1)
The maximum contractual term of these RSUs option plans is perpetual until the options are available for grant under the plan.
(2)
The number of options reserved under the plan are adjusted to reflect the bonus issue in the proportion of 1:1, which was approved by the shareholders on November 21, 2024.
(3)
The number of options reserved under the plan are adjusted to reflect migration of 23,000,000 shares from WSRUP 2005 plan and 32,000,000 shares from WSRUP 2007 plan to WARSUP 2004 plan. This was approved by the shareholders on March 30, 2025.
(4)
The Company adopted the Wipro 2024 Scheme pursuant to approval of shareholders vide special resolution at the Annual General Meeting held on July 18, 2024.

Employees covered under restricted stock unit (the “RSUs”) options plans are granted an option to purchase shares of the Company at the respective exercise prices, subject to requirements of vesting conditions. These options generally vest in tranches over a period of one to three years from the date of grant. Upon vesting, the employees can acquire one equity share for every option and can exercise within a period of twelve months from the vesting date of last tranche under the grant.

The activity in equity-settled restricted stock unit option plans is summarized below:

		Year ended March 31,
		2023	2024	2025
	Range of exercise price and weighted average exercise price	Numbers of options
Outstanding at the beginning of the year	₹ 2	12,242,672	8,452,491	7,735,669
	U.S.$ 0.03	17,511,902	16,457,558	18,851,226
Bonus on outstanding (Refer to Note 22)	₹ 2	-	-	10,749,111
	U.S.$ 0.03	-	-	22,882,839
Granted	₹ 2	2,756,820	5,237,166	5,513,469
	U.S.$ 0.03	8,440,980	14,546,143	15,030,302
Adjustment of Performance based stock options on completion of performance measurement period	₹ 2	(343,451)	(655,831)	(331,920)
	U.S.$ 0.03	(943,333)	(1,807,750)	(499,875)
Exercised	₹ 2	(4,910,689)	(4,151,654)	(3,731,212)
	U.S.$ 0.03	(5,730,830)	(6,674,868)	(9,897,384)
Forfeited and expired	₹ 2	(1,292,861)	(1,146,503)	(1,300,370)
	U.S.$ 0.03	(2,821,161)	(3,669,857)	(9,410,529)
Outstanding at the end of the year	₹ 2	8,452,491	7,735,669	18,634,747
	U.S.$ 0.03	16,457,558	18,851,226	36,956,579
Exercisable at the end of the year	₹ 2	2,806,799	1,905,001	1,996,731
	U.S.$ 0.03	1,329,682	2,038,346	1,007,466

The Company has granted below options under RSU and ADS option plan(1):

	Year ended March 31,
	2023	2024	2025
Restricted Stock Units (RSU)	2,756,820	3,344,668	3,498,476
Performance based stock options (RSUs)	-	1,892,498	2,014,993
Total	2,756,820	5,237,166	5,513,469
ADS RSU	8,440,980	8,886,979	9,707,235
Performance based stock options (ADS)	-	5,659,164	5,323,067
Total	8,440,980	14,546,143	15,030,302

(1)
Numbers in above table are not given effect of bonus shares issued during the year ended March 31, 2025.

During the year ended March 31, 2025, RSU and ADS grants were issued under the WSRUP 2007 plan, WARSUP 2004 plan and Wipro 2024 Scheme. Performance based stock options will vest based on the performance parameters of the Company.

The activity in cash-settled restricted stock unit option plans is summarized below:

	Year ended March 31,
	2023	2024	2025
	Number of options
Outstanding at the beginning of the year	24,600	11,800	7,000
Exercised	(12,800)	(4,800)	-
Forfeited and expired	-	-	(7,000)
Outstanding at the end of the year	11,800	7,000	-
Exercisable at the end of the year	7,600	7,000	-

The following table summarizes information about outstanding restricted stock unit option plans:

	Year ended March 31,
	2023		2024		2025
Range of exercise price and weighted average exercise price	Number of options	Weighted average remaining life (months)	Number of options	Weighted average remaining life (months)	Number of options	Weighted average remaining life (months)
₹ 2	8,452,491	14	7,735,669	18	18,634,747	18
U.S.$ 0.03	16,457,558	21	18,851,226	20	36,956,579	19

The weighted average grant date fair value of options granted during the years ended March 31, 2023, 2024 and 2025 was ₹ 422.37, ₹ 387.67, and ₹ 454.58 for each option, respectively. The weighted average share price of options exercised during the years ended March 31, 2023, 2024 and 2025 was ₹ 421.06, ₹ 422.87, and ₹ 389.52 for each option, respectively.